PENSION AND RETIREMENT ALLOWANCE PLANS (Tables)	12 Months Ended
Mar. 31, 2012
Changes In The Benefit Obligations And Plan Assets Of The Pension Plans

The changes in the benefit obligations and plan assets of the pension plans for the years ended March 31, 2011 and 2012 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Change in benefit obligations:
Benefit obligations at beginning of year	¥274,880	¥275,690	$3,362,073
Service cost	10,819	11,023	134,427
Interest cost	5,705	5,509	67,183
Actuarial loss	1,549	14,068	171,561
Benefits paid	(17,263)	(31,082)	(379,049)
Benefit obligations assumed in connection with business acquisition	—	2,390	29,146

Benefit obligations at end of year	275,690	277,598	3,385,341

Change in plan assets:
Fair value of plan assets at beginning of year	162,307	159,831	1,949,159
Actual return on plan assets	(1,922)	599	7,305
Employer contribution	8,877	8,297	101,183
Partial withdrawal of plan assets	(240)	(260)	(3,171)
Benefits paid	(9,191)	(15,255)	(186,037)

Fair value of plan assets at end of year	159,831	153,212	1,868,439

Funded status	¥(115,859)	¥(124,386)	$(1,516,902)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Change in benefit obligations:
Benefit obligations at beginning of year	¥171,230	¥166,957	$2,036,061
Service cost	1,821	1,266	15,439
Interest cost	9,014	8,486	103,488
Plan participants’ contributions	516	538	6,561
Actuarial loss	5,571	25,303	308,573
Prior service cost	702	—	—
Settlement	(984)	(1,846)	(22,512)
Benefits paid	(6,292)	(5,591)	(68,183)
Foreign exchange impact and other	(14,621)	(2,702)	(32,951)

Benefit obligations at end of year	¥166,957	¥192,411	$2,346,476

Change in plan assets:
Fair value of plan assets at beginning of year	¥143,259	¥142,042	$1,732,220
Actual return on plan assets	8,671	13,730	167,439
Employer contribution	5,565	3,860	47,073
Plan participants’ contributions	516	538	6,561
Settlement	(84)	(952)	(11,610)
Benefits paid	(6,292)	(5,591)	(68,183)
Foreign exchange impact	(9,593)	(2,431)	(29,646)

Fair value of plan assets at end of year	¥142,042	¥151,196	$1,843,854

Funded status	¥(24,915)	¥(41,215)	$(502,622)

Net Amounts Recognized in Consolidated Balance Sheets

Net amounts recognized in the consolidated balance sheets as of March 31, 2011 and 2012 consist of:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Lease deposits and other	¥3,693	¥3,493	$42,598
Accrued expenses and other	(6,812)	(5,513)	(67,232)
Accrued pension and severance costs	(112,740)	(122,366)	(1,492,268)

Net amount recognized	¥(115,859)	¥(124,386)	$(1,516,902)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Lease deposits and other	¥3,465	¥1,244	$15,171
Accrued expenses and other	(280)	(68)	(830)
Accrued pension and severance costs	(28,100)	(42,391)	(516,963)

Net amount recognized	¥(24,915)	¥(41,215)	$(502,622)

Net Amounts Recognized In Accumulated Other Comprehensive Loss

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Lease deposits and other	¥3,693	¥3,493	$42,598
Accrued expenses and other	(6,812)	(5,513)	(67,232)
Accrued pension and severance costs	(112,740)	(122,366)	(1,492,268)

Net amount recognized	¥(115,859)	¥(124,386)	$(1,516,902)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Lease deposits and other	¥3,465	¥1,244	$15,171
Accrued expenses and other	(280)	(68)	(830)
Accrued pension and severance costs	(28,100)	(42,391)	(516,963)

Net amount recognized	¥(24,915)	¥(41,215)	$(502,622)

Net amounts recognized in accumulated other comprehensive loss as of March 31, 2011 and 2012 consist of:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Net actuarial loss	¥91,275	¥99,344	$1,211,512
Prior service credit	(33,634)	(29,571)	(360,622)

Net amount recognized	¥57,641	¥69,773	$850,890

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Net actuarial loss	¥20,881	¥37,501	$457,329
Prior service credit	(1,220)	(807)	(9,841)

Net amount recognized	¥19,661	¥36,694	$447,488

Accumulated Benefit Obligations

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Lease deposits and other	¥3,693	¥3,493	$42,598
Accrued expenses and other	(6,812)	(5,513)	(67,232)
Accrued pension and severance costs	(112,740)	(122,366)	(1,492,268)

Net amount recognized	¥(115,859)	¥(124,386)	$(1,516,902)

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Lease deposits and other	¥3,465	¥1,244	$15,171
Accrued expenses and other	(280)	(68)	(830)
Accrued pension and severance costs	(28,100)	(42,391)	(516,963)

Net amount recognized	¥(24,915)	¥(41,215)	$(502,622)

Net amounts recognized in accumulated other comprehensive loss as of March 31, 2011 and 2012 consist of:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Net actuarial loss	¥91,275	¥99,344	$1,211,512
Prior service credit	(33,634)	(29,571)	(360,622)

Net amount recognized	¥57,641	¥69,773	$850,890

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Net actuarial loss	¥20,881	¥37,501	$457,329
Prior service credit	(1,220)	(807)	(9,841)

Net amount recognized	¥19,661	¥36,694	$447,488

The accumulated benefit obligations are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Accumulated benefit obligations	¥270,800	¥272,199	$3,319,500

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Accumulated benefit obligations	¥162,737	¥186,191	$2,270,622

Weighted-Average Assumptions Used To Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	Domestic plans		Foreign plans
	2011	2012	2011	2012
Discount rate	2.0%	1.6%	5.6%	4.7%
Rate of compensation increase	3.3%	3.3%	2.0%	2.0%

Weighted-Average Assumptions Used To Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine the net periodic pension cost for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Domestic plans			Foreign plans
	2010	2011	2012	2010	2011	2012
Discount rate	1.9%	2.1%	2.0%	6.9%	6.2%	5.6%
Rate of compensation increase	6.5%	6.5%	3.3%	3.9%	3.5%	2.0%
Expected long-term return on plan assets	0.4%	0.3%	0.3%	6.5%	5.7%	5.8%

Net Periodic Benefit Costs Of The Pension Plans

The net periodic pension cost of the pension plans for the years ended March 31, 2010, 2011 and 2012 consists of the following components:

	Millions of Yen			Thousands of U.S. Dollars
Domestic plans	2010	2011	2012	2012
Service cost	¥11,255	¥10,819	¥11,023	$134,427
Interest cost	5,249	5,705	5,509	67,183
Expected return on plan assets	(525)	(531)	(476)	(5,805)
Net amortization	3,447	1,860	1,627	19,841

Total net periodic pension cost	¥19,426	¥17,853	¥17,683	$215,646

	Millions of Yen			Thousands of U.S. Dollars
Foreign plans	2010	2011	2012	2012
Service cost	¥2,461	¥1,821	¥1,266	$15,439
Interest cost	9,491	9,014	8,486	103,488
Expected return on plan assets	(7,972)	(8,236)	(8,227)	(100,329)
Net amortization	450	935	595	7,256
Settlement benefit	(230)	(182)	(115)	(1,402)

Total net periodic pension cost	¥4,200	¥3,352	¥2,005	$24,452

Projected Benefit Obligations And The Fair Value Of Plan Assets

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Millions of Yen		Thousands of U.S. Dollars
Domestic plans	2011	2012	2012
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥275,690	¥277,598	$3,385,341
Fair value of plan assets	159,831	153,212	1,868,439
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥270,800	¥272,199	$3,319,500
Fair value of plan assets	159,831	153,212	1,868,439

	Millions of Yen		Thousands of U.S. Dollars
Foreign plans	2011	2012	2012
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥161,249	¥187,597	$2,287,768
Fair value of plan assets	136,683	148,472	1,810,634
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥157,529	¥183,486	$2,237,634
Fair value of plan assets	136,378	148,472	1,810,634

Fair Values Of Plan Assets

The three levels of input used to measure fair value are more fully described in Note 19. The fair values of Ricoh’s benefit plan assets as of March 31, 2011 and 2012, by asset class, are as follows:

	Millions of Yen
	March 31, 2011
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥25,893	¥—	¥—	¥25,893
Pooled funds(a)	—	35,215	—	35,215
Debt securities:
Domestic bonds	5,200	—	—	5,200
Foreign bonds	509	—	—	509
Pooled funds(b)	—	30,971	—	30,971
Life insurance company general accounts	—	41,633	—	41,633
Other assets	39	20,371	—	20,410

Total assets	¥31,641	¥128,190	¥—	¥159,831

	Millions of Yen
	March 31, 2012
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥14,744	¥—	¥—	¥14,744
Pooled funds(c)	—	25,303	—	25,303
Debt securities:
Domestic bonds	4,934	—	—	4,934
Foreign bonds	—	—	—	—
Pooled funds(d)	—	58,237	—	58,237
Life insurance company general accounts	—	38,019	—	38,019
Other assets	21	11,954	—	11,975

Total assets	¥19,699	¥133,513	¥—	¥153,212

	Thousands of Dollars
	March 31, 2012
Domestic plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	$179,805	$—	$—	$179,805
Pooled funds(c)	—	308,573	—	308,573
Debt securities:
Domestic bonds	60,171	—	—	60,171
Foreign bonds	—	—	—	—
Pooled funds(d)	—	710,207	—	710,207
Life insurance company general accounts	—	463,646	—	463,646
Other assets	256	145,781	—	146,037

Total assets	$240,232	$1,628,207	$—	$1,868,439

	Millions of Yen
	March 31, 2011
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥158	¥—	¥—	¥158
Foreign companies	16,992	—	—	16,992
Pooled funds(e)	7,131	13,790	2,445	23,366
Debt securities:
Domestic bonds	1,084	—	—	1,084
Foreign bonds	32,047	—	—	32,047
Pooled funds(f)	23,922	14,454	6,346	44,722
Life insurance company general accounts	—	18,523	—	18,523
Other assets	2,222	753	2,175	5,150

Total assets	¥83,556	¥47,520	¥10,966	¥142,042

	Millions of Yen
	March 31, 2012
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities:
Domestic companies	¥—	¥—	¥—	¥—
Foreign companies	16,724	—	—	16,724
Pooled funds(g)	6,673	13,408	5,618	25,699
Debt securities:
Domestic bonds	1,171	—	—	1,171
Foreign bonds	37,605	—	—	37,605
Pooled funds(h)	26,921	15,276	6,344	48,541
Life insurance company general accounts	—	17,996	—	17,996
Other assets	1,731	1,433	296	3,460

Total assets	¥90,825	¥48,113	¥12,258	¥151,196

	Thousands of Dollars
	March 31, 2012
Foreign plans	Level 1	Level 2	Level 3	Total
Equity securities
Domestic companies	$—	$—	$—	$—
Foreign companies	203,951	—	—	203,951
Pooled funds(g)	81,378	163,512	68,512	313,402
Debt securities
Domestic companies	14,280	—	—	14,280
Foreign companies	458,598	—	—	458,598
Pooled funds(h)	328,305	186,293	77,366	591,964
Life insurance company general accounts	—	219,463	—	219,463
Other assets	21,110	17,476	3,610	42,196

Total assets	$1,107,622	$586,744	$149,488	$1,843,854

(a)	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
(b)	These funds invest in listed debt securities consisting of approximately 80% domestic bonds and 20% foreign bonds for domestic plans.
(c)	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
(d)	These funds invest in listed debt securities consisting of approximately 90% domestic bonds and 10% foreign bonds for domestic plans.
(e)	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
(f)	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.
(g)	These funds invest in listed equity securities consisting of mainly foreign companies for foreign plans.
(h)	These funds invest in listed debt securities consisting of mainly foreign bonds for foreign plans.

Reconciliation Of Activity For The Assets And Liabilities Classified As Level 3

The following table presents a reconciliation of activity for the assets classified as Level 3 in the fair value hierarchy for the years ended March 31, 2011 and 2012.

	Millions of yen
	2011
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Balance at beginning of period	¥2,497	¥6,554	¥249	¥9,300
Actual return on plan assets:
Relating to assets still held at the reporting date	220	602	—	822
Relating to assets sold during the period	—	25	—	25
Purchases, sales and settlements, net	—	(123)	2,013	1,890
Foreign exchange impact	(272)	(712)	(87)	(1,071)

Balance at end of period	¥2,445	¥6,346	¥2,175	¥10,966

	Millions of yen
	2012
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Balance at beginning of period	¥2,445	¥6,346	¥2,175	¥10,966
Actual return on plan assets:
Relating to assets still held at the reporting date	329	460	—	789
Purchases, sales and settlements, net	2,752	(391)	(1,783)	578
Foreign exchange impact	92	(71)	(96)	(75)

Balance at end of period	¥5,618	¥6,344	¥296	¥12,258

	Thousands of Dollars
	2012
Foreign plans	Equity securities Pooled funds	Debt securities Pooled funds	Other assets	Total
Balance at beginning of period	$29,817	$77,390	$26,525	$133,732
Actual return on plan assets:
Relating to assets still held at the reporting date	4,012	5,610	—	9,622
Purchases, sales and settlements, net	33,561	(4,768)	(21,744)	7,049
Foreign exchange impact	1,122	(866)	(1,171)	(915)

Balance at end of period	$68,512	$77,366	$3,610	$149,488

Benefit Payments, Which Reflect Expected Future Services

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31	Domestic plans	Foreign plans
	Millions of Yen	Millions of Yen
2013	¥13,033	¥6,383
2014	11,640	6,382
2015	13,922	6,684
2016	13,701	6,869
2017	13,290	7,196
2018 – 2022	84,064	42,409